Fair Value Measurements - Transfers between Levels (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair value, assets
Transfers of assets to or from Level 3	$ 0.0	$ 0.0
Transfers of assets to or from Level 1	0.0	0.0
Transfers of assets to or from Level 2	0.0	0.0
Fair value, liabilities
Transfers of liability to or from Level 3	0.0	0.0
Transfers of liability to or from Level 1	0.0	0.0
Transfers of liability to or from Level 2	$ 0.0	$ 0.0